AS FILED WITH THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  FEBRUARY 14, 2000
-------------------------------------------------------------------------------
                                                          FILE NOS. 033-65381
                                                                    811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 6 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 12 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516-451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:
    RICHARD T. CHOI, ESQUIRE                  TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS        ALLSTATE LIFE FINANCIAL SERVICES, INC.
 1050 CONNECTICUT AVENUE, N.W.                   3100 SANDERS ROAD
           SUITE 825                            NORTHBROOK, IL 60062
  WASHINGTON, D.C. 20036-5366

            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
/ / on (date)  pursuant to  paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding four new variable sub-accounts that will be available under the AIM Lifetime Plus(SM) II Variable Annuity contract and to add certain performance information for eight variable sub-accounts of the AIM Lifetime Plus(SM) Variable Annuity contract, both described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                     Supplement, dated February 14, 2000, to
                AIM Lifetime Plus(SM) II Variable Annuity Prospectus
                                dated December 30, 1999

This supplement amends the above-referenced prospectus for the AIM Lifetime Plus(SM) II Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company of New York, to add four new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

     The Contract currently offers 19 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 17 variable sub-accounts ("Variable
     Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds, Inc.:

AIM V.I. Aggressive Growth Fund             AIM V.I. Global Utilities Fund
AIM V.I. Balanced Fund                      AIM V.I. Government Securities Fund
AIM V.I. Blue Chip Fund                     AIM V.I. Growth Fund
AIM V.I. Capital Appreciation Fund          AIM V.I. Growth and Income Fund
AIM V.I. Capital Development Fund           AIM V.I. High Yield Fund
AIM V.I. Dent Demographics Fund             AIM V.I. International Equity Fund
AIM V.I. Diversified Income Fund            AIM V.I. Money Market Fund
AIM V.I. Global Growth and Income Fund      AIM V.I. Telecommunications Fund
                 AIM V.I. Value Fund

Change all  references  throughout the  prospectus to the  availability  of "13"
Variable Sub-Accounts to "17" Variable Sub-Accounts, and "15" investment alternatives to "19" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:

    ------------------------------------------------- ------------------ ----------------- ------------------

                                                                                               Total Annual
    Fund                                              Management Fees     Other  Expenses     Fund Expenses
    AIM V.I. Blue Chip Fund(2)                              0.75%             0.55%              1.30%
    AIM V.I. Dent Demographics Fund(2)                      0.85%             0.55%              1.40%
    AIM V.I. Global Growth and Income Fund(2)               1.00%             0.45%              1.45%
    AIM V.I. Telecommunications Fund(2)                     1.00%             0.44%              1.44%
    ------------------------------------------------- ------------------ ----------------- ------------------

Page 8: Insert the following footnote after footnote 1 to the chart describing Fund Annual Expenses:

     (2) The AIM V.I. Blue Chip, Dent Demographics, Global Growth and Income, and Telecommunications Funds commenced operations on December 30, 1999, December 30, 1999, October 15, 1999 and October 15, 1999 respectively. The management fee, other expenses and total annual fund operating expenses are based on estimates for the Funds' first full fiscal year.

Page 8: Insert the following to Example 1:


 SUB-ACCOUNT                              1 YEAR       3 YEARS        5 YEARS       10 YEARS
 --------------------                     ------       -------        -------       --------

    AIM V.I. Blue Chip                    $87          $129           $171          $302
    AIM V.I. Dent Demographics            $88          $127           $165          $287
    AIM V.I. Global Growth and Income     $88          $133           $178          $316
    AIM V.I. Telecommunications           $88          $133           $178          $315


Page 8: Insert the following to Example 2:


 SUB-ACCOUNT                              1 YEAR       3 YEARS        5 YEARS       10 YEARS
    --------------------                  ------       -------        -------       --------
    AIM V.I. Blue Chip                    $27          $84            $142          $302
    AIM V.I. Dent Demographics            $28          $81            $136          $287
    AIM V.I. Global Growth and Income     $29          $88            $150          $316
    AIM V.I. Telecommunications           $29          $88            $150          $315

Page 10: Replace the last sentence of the second paragraph under Financial Information with the following:

     The financial statements of Allstate New York and the variable Account as of December 31, 1998 and 1997 and for the two years ended December 31, 1998, appear in the Statement of Additional Information. Unaudited financial statements of the Variable Account and Allstate New York as of an for the period ended September 30, 1999 also appear in the Statement of Additional Information.

Page 15: Insert the following to the table describing the investment objective of each Fund:


    -------------------------------------------------- ---------------------------------------------------------
    Fund:                                              Each Fund Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Blue Chip Fund                            Long-term growth of capital with a secondary objective
                                                       of current income
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Dent Demographics Fund                    Long-term growth of capital; the fund's investment objective may be changed by the fund's Board of Directors without
                                                       shareholders' approval
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Global Growth and Income Fund             Long-term growth of capital together with current income
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Telecommunications Fund                   Long-term growth of capital
    -------------------------------------------------- ---------------------------------------------------------

Page 28: Replace the first sentence of the third paragraph under heading "THE VARIABLE ACCOUNT" with the following:

     The Variable Account consists of multiple Variable Sub-Accounts 17 which are currently available for investment under the Contract.

                  Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                    Supplement, dated February 14, 2000, to
                    AIM Lifetime Plus(SM) II Variable Annuity
                      Statement of Additional Information
                            dated December 30, 1999

This supplement amends the above-referenced Statement of Additional Information ("SAI") for the AIM Lifetime Plus(SM) II Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company of New York, to add four new Variable Sub-Accounts.

Page 4: Replace the last sentence of the fourth pargraph under Standardized Total Returns with the following:

     In addition, no standardized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographics, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications Variable Sub-Accounts which commenced operations on January 3, 2000, and no standardized total returns are shown for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development, and AIM V.I. High Yield Variable Sub-Accounts, as the inception date of these Sub-Accounts is October 25, 1999.

Page 4: Insert the following to the chart describing the inception dates of the Variable Sub-Accounts:

          AIM V.I. Blue Chip                           January 3, 2000
          AIM V.I. Dent Demographics                   January 3, 2000
          AIM V.I. Global Growth and Income            January 3, 2000
          AIM V.I. Telecommunications                  January 3, 2000



Page 5: Replace the third sentence of the third paragraph under Non-Standardized Total Returns with the following:

     In addition, no non-standardized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographics, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications Variable Sub-Accounts, which commenced operations on January 3, 2000, and no non-standardized total returns are shown for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development, and AIM V.I. High Yield Variable Sub-Accounts, as the inception date of these Sub-Accounts is October 25, 1999.


Page 6: Replace the first sentence of the second paragraph under Adjusted Historical Total Returns with the following:

     Except as otherwise noted, the adjusted historical total returns for the Variable Sub-Accounts for the periods ended June 30, 1999 are set out below.

Page 6: Insert the following to the chart  describing the inception dates of the
Funds:

                                                 Inception Date of
Variable Sub-Account                             Corresponding Fund
--------------------                             ------------------
AIM V.I. Blue Chip*                              December 30, 1999
AIM V.I. Dent Demographics*                      December 30, 1999
AIM V.I. Global Growth and Income*               October 15, 1999
AIM V.I. Telecommunications*                     October 15, 1999

*The adjusted historical total returns for these Variable Sub-Accounts are shown for the periods ended January 31, 2000.

Page 6: Insert the following to the table describing adjusted historical total returns without the enhanced death benefit option:


                                                                                10 Years
                                                                                or Since Inception of
Variable Sub-Account                      One Year          Five Years          Fund (if less)
--------------------                      --------          ----------          ---------------------
AIM V.I. Blue Chip                        N/A               N/A                 -8.92%*
AIM V.I. Dent Demographics                N/A               N/A                 -7.98%*
AIM V.I. Global Growth and Income         -9.82%            10.30%               9.17%
AIM V.I. Telecommunications               68.30%            31.23%              27.02%

Page 7: Insert the following to the table describing adjusted historical total returns with the enhanced death benefit option:

                                                                                10 Years
                                                                                or Since Inception of
Variable Sub-Account                      One Year          Five Years          Fund (if less)
--------------------                      --------          ----------          ---------------------
AIM V.I. Blue Chip                        N/A               N/A                 -8.93%*
AIM V.I. Dent Demographics                N/A               N/A                 -7.99%*
AIM V.I. Global Growth and Income         -9.84%            10.30%               9.17%
AIM V.I. Telecommunications               68.27%            31.23%              27.01%


*Adjusted historical total returns for the AIM V.I. Blue Chip and Dent Demographics Variable Sub-Accounts are not annualized.

Page 14: Replace the sentence under the heading "Experts" with the following:

The financial statements and related financial statement schedules of Allstate New York as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1998 and for the periods ended December 31, 1998 and December 31, 1997 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Page 15: Replace the first sentence under "Financial Statements" with the following:

The financial statements of the Variable Account as of and for the periods ended December 31, 1998, the financial statements and related financial statement schedules of Allstate New York as of December 31, 1998 and for each of the three years in the period ended December 31, 1998 and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of the Variable Account and Allstate New York as of and for the periods ended September 30, 1999 also appear on the pages that follow and are unaudited.

Financial Statements: Insert the following unaudited financial statements for the Variable Account and Allstate New York after the audited financial statements for the Variable Account and Allstate New York as of and for the periods ended December 31, 1998 that are included in the AIM Lifetime Plus(SM) II Variable Annuity Statement of Additional Information dated December 30, 1999.

            Allstate Life Insurance Company of New York
           Allstate Life of New York Separate Account A

                   Supplement, dated February 14,
                   2000, to AIM Lifetime Plus(SM)
                          Variable Annuity
                Statement of Additional Information
                         dated May 1, 1999

This supplement amends the above-referenced Statement of Additional Information ("SAI") for the AIM Lifetime Plus(SM) Variable Annuity Contract (the
"Contract"), offered by Allstate Life Insurance Company of New York, to add eight new Variable Sub-Accounts.

Page 5:  Insert the following at the end of the first paragraph:

In addition, no standardized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographics, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications Variable Sub-Accounts, which commenced operations on January 3, 2000, and no standardized total returns are shown for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development, and AIM V.I. High Yield Variable Sub-Accounts, as the inception date of these Sub-Accounts is October 25, 1999.

The inception dates of the Variable Sub-Accounts are as follows:

AIM V.I. Aggressive Growth                   October 25, 1999
AIM V.I. Balanced                            October 25, 1999
AIM V. I. Blue Chip                          January 3, 2000
AIM V.I. Capital Appreciation                October 14, 1996
AIM V.I. Capital Development                 October 25, 1999
AIM V. I. Dent Demographics                  January 3, 2000
AIM V.I. Diversified Income                  October 14, 1996
AIM V. I. Global Growth and Income           January 3, 2000
AIM V.I. Global Utilities                    October 14, 1996
AIM V.I. Government Securities               October 14, 1996
AIM V.I. Growth                              October 14, 1996
AIM V.I. Growth & Income                     October 14, 1996
AIM V.I. High Yield                          October 25, 1999
AIM V.I. International Equity                October 14, 1996
AIM V. I. Telecommunications                 January 3, 2000
AIM V.I. Value                               October 14, 1996

Page 5: Delete the footnote from the table in the column "Since Inception."

Page 5: Insert the following at the end of the third paragraph under Non-Standardized Total Returns:

In addition, no non-standardized total returns are shown for the AIM V.I. Blue Chip, AIM V.I. Dent Demographics, AIM V.I. Global Growth and Income, and AIM V.I. Telecommunications Variable Sub-Accounts, which commenced operations on
January 3, 2000, and no non-standardized total returns are shown for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development, and AIM V.I. High Yield Variable Sub-Accounts, as the inception date of these Sub-Accounts is October 25, 1999.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.

Page 5: Delete the footnote from the table in the column "Since Inception."

Page 5: Replace the first sentence of the second paragraph under Adjusted Historical Total Returns with the following:

Except as otherwise noted, the adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below.

Page 5: Insert the following to the table describing adjusted historical total returns without the enhanced death benefit option:

                                                                          10 Years or
                                                                        Since Inception of
Variable Sub-Account                  One Year    Five Years             Fund (if less)*
--------------------                  --------    ----------            ------------------
AIM V.I. Aggressive Growth**          32.95%        N/A                      16.88%
AIM V.I. Balanced**                    6.72%        N/A                      12.31%
AIM V.I. Capital Development**        20.25%        N/A                       4.73%
AIM V.I. High Yield**                  2.30%        N/A                      -5.36%
AIM V.I. Blue Chip**                     N/A        N/A                      -8.92%***
AIM V.I. Dent Demographics**             N/A        N/A                      -7.98%***
AIM V.I. Global Growth and Income**   68.30%       31.23%                    27.02%
AIM V.I. Telecommunications**         -9.82%       10.30%                     9.17%


**The adjusted historical total returns for these Variable Sub-Accounts are shown for the periods ended January 31, 2000.

***Adjusted historical total returns for the AIM V.I. Blue Chip and Dent Demographics Variable Sub-Accounts are not annualized.

Page 5: Insert the following to the footnote describing the inception dates of the Funds:

AIM V.I. Aggressive Growth                     May 1, 1998
AIM V.I. Balanced                              May 1, 1998
AIM V.I. Capital Development                   May 1, 1998
AIM V.I. High Yield                            May 1, 1998
AIM V.I. Blue Chip                             December 30, 1999
AIM V.I. Dent Demographics                     December 30, 1999
AIM V.I. Global Growth and Income              October 15, 1999
AIM V.I. Telecommunications                    October 15, 1999

Page 11: Replace the sentence under the heading "Experts" with the following:

The financial statements and related financial statement schedules of Allstate New York as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1998 and for the periods ended December 31, 1998 and December 31, 1997 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Page 12: Replace the first sentence under "Financial Statements" with the following:

The financial statements of the Variable Account as of and for the periods ended December 31, 1998, the financial statements and related financial statement schedules of Allstate New York as of December 31, 1998 and for each of the three years in the period ended December 31, 1998 and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of the Variable Account and Allstate New York as of and for the periods ended September 30, 1999 also appear on the pages that follow and are unaudited.

Financial Statements: Insert the following unaudited financial statements for the Variable Account and Allstate New York after the audited financial statements for the Variable Account and Allstate New York as of and for the periods ended December 31, 1998 that are included in the AIM Lifetime Plus(SM) Variable Annuity Statement of Additional Information dated May 1, 1999.

               ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

              FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 1999
                                   (unaudited)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
September 30, 1999
--------------------------------------------------------------------------------------------------------
(unaudited)

ASSETS
Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds, Inc.:
     Capital Appreciation, 234,394 shares (cost $5,524,240)                       $       6,291,130
     Diversified Income, 233,413 shares (cost $2,586,488)                                 2,497,524
     Global Utilities, 48,852 shares (cost $844,756)                                        899,856
     Government Securities, 172,071 shares (cost $1,921,416)                              1,897,943
     Growth, 260,910 shares (cost $6,117,965)                                             7,141,106
     Growth and Income, 434,796 shares (cost $9,569,076)                                 11,243,829
     International Equity, 148,528 shares (cost $2,813,370)                               3,184,447
     Money Market, 1,518,289 shares (cost $1,518,289)                                     1,518,289
     Value, 567,592 shares (cost $14,677,368)                                            16,437,465
                                                                                  ------------------

         Total Assets                                                                    51,111,589

LIABILITIES
Payable to Allstate Life Insurance Company of New York:
     Accrued contract maintenance charges                                                    14,729
                                                                                  ------------------

         Net Assets                                                               $      51,096,860
                                                                                  ==================
















     See notes to financial statements

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
(unaudited)



                                                       AIM Variable Insurance Funds, Inc. Sub-Accounts
                                             --------------------------------------------------------------------


                                                        For the Nine Months Ended September 30, 1999
                                             --------------------------------------------------------------------

                                              Capital      Diversified     Global       Government
                                             Appreciation    Income       Utilities     Securities      Growth
                                             -----------   ------------  ------------   -----------   -----------
    INVESTMENT INCOME
    Dividends                                $        -    $         -   $         -    $        -    $        -
    Charges from Allstate Life Insurance Company:
      of New York
       Mortality and expense risk               (50,929)       (19,586)       (5,942)      (27,184)      (54,944)
       Administrative expense                    (3,772)        (1,451)         (440)       (2,014)       (4,070)
                                             -----------   ------------  ------------   -----------   -----------

         Net investment income (loss)           (54,701)       (21,037)       (6,382)      (29,198)      (59,014)


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
       Proceeds from sales                      135,739        328,134        78,167     2,002,538       219,395
       Cost of investments sold                 128,686        338,962        70,930     2,132,604       198,369
                                             -----------   ------------  ------------   -----------   -----------

         Net realized gains (losses)              7,053        (10,828)        7,237      (130,066)       21,026
                                             -----------   ------------  ------------   -----------   -----------

    Change in unrealized gains (losses)         291,759        (30,396)       23,953       (19,311)      451,102
                                             -----------   ------------  ------------   -----------   -----------

         Net gains (losses) on investments      298,812        (41,224)       31,190      (149,377)      472,128
                                             -----------   ------------  ------------   -----------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                $  244,111    $   (62,261)  $    24,808    $ (178,575)   $  413,114
                                             ===========   ============  ============   ===========   ===========


















    See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------
(unaudited)



                                              AIM Variable Insurance Funds, Inc. Sub-Accounts
                                              ------------------------------------------------------


                                              For the Nine Months Ended September 30, 1999
                                              ------------------------------------------------------


                                              Growth and    International    Money
                                                Income        Equity        Market         Value
                                              -----------   ------------  ------------   -----------
    INVESTMENT INCOME
    Dividends                                 $        -    $         -   $    40,384    $        -
    Charges from Allstate Life Insurance Company:
      of New York
       Mortality and expense risk                (87,617)       (24,167)      (12,311)     (108,944)
       Administrative expense                     (6,490)        (1,790)         (912)       (8,070)
                                              -----------   ------------  ------------   -----------

         Net investment income (loss)            (94,107)       (25,957)       27,161      (117,014)


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
       Proceeds from sales                       328,635        130,636       243,291       242,116
       Cost of investments sold                  263,594        120,919       243,291       214,182
                                              -----------   ------------  ------------   -----------

         Net realized gains (losses)              65,041          9,717             -        27,934
                                              -----------   ------------  ------------   -----------

    Change in unrealized gains (losses)          490,792        225,562             -       667,107
                                              -----------   ------------  ------------   -----------

         Net gains (losses) on investments       555,833        235,279             -       695,041
                                              -----------   ------------  ------------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                  $ 461,726      $ 209,322      $ 27,161     $ 578,027
                                              ===========   ============  ============   ===========


















    See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Nine Months Ended September 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
(unaudited)


                                                            AIM Variable Insurance Funds, Inc. Sub-Accounts
                                                      -----------------------------------------------------------------------------



                                                         Capital       Diversified       Global       Government
                                                      Appreciation       Income         Utilities     Securities        Growth
                                                      --------------  --------------  -------------- --------------  --------------

     FROM OPERATIONS
     Net investment income (loss)                     $     (54,701)  $     (21,037)  $      (6,382) $     (29,198)  $     (59,014)
     Net realized gains (losses)                              7,053         (10,828)          7,237       (130,066)         21,026
     Change in unrealized gains (losses)                    291,759         (30,396)         23,953        (19,311)        451,102
                                                      --------------  --------------  -------------- --------------  --------------


     Change in net assets resulting from operations         244,111         (62,261)         24,808       (178,575)        413,114
                                                      --------------  --------------  -------------- --------------  --------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                             1,470,908         975,385         540,379        558,978       2,356,996
     Benefit payments                                        (7,042)              -               -              -               -
     Payments on termination                               (155,912)       (124,328)        (12,782)      (394,522)       (246,175)
     Contract maintenance charges                            (1,967)           (646)           (271)           145          (2,202)
     Transfers among the sub-accounts
       and with the Fixed Account - net                     435,084         (56,168)        (47,041)    (1,660,806)        431,788
                                                      --------------  --------------  -------------- --------------  --------------

     Change in net assets resulting
       from capital transactions                          1,741,071         794,243         480,285     (1,496,205)      2,540,407
                                                      --------------  --------------  -------------- --------------  --------------

     INCREASE (DECREASE) IN NET ASSETS                    1,985,182         731,982         505,093     (1,674,780)      2,953,521

     NET ASSETS AT BEGINNING OF PERIOD                    4,304,136       1,764,822         394,504      3,572,174       4,185,527
                                                      --------------  --------------  -------------- --------------  --------------

     NET ASSETS AT END OF PERIOD                      $   6,289,318   $   2,496,804   $     899,597  $   1,897,394   $   7,139,048
                                                      ==============  ==============  ============== ==============  ==============















     See notes to financial statements.
                                        5

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Nine Months Ended September 30, 1999
--------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                 AIM Variable Insurance Funds, Inc. Sub-Accounts
                                                       -------------------------------------------------------------------



                                                        Growth and       International        Money
                                                          Income            Equity           Market             Value
                                                       --------------    --------------   --------------    --------------

     FROM OPERATIONS
     Net investment income (loss)                      $     (94,107)    $     (25,957)   $      27,161    $    (117,014)
     Net realized gains (losses)                              65,041             9,717                -            27,934
     Change in unrealized gains (losses)                     490,792           225,562                -           667,107
                                                       --------------    --------------   --------------    --------------


     Change in net assets resulting from operations          461,726           209,322           27,161           578,027
                                                       --------------    --------------   --------------    --------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                              4,071,293           731,642          578,144         8,582,680
     Benefit payments                                        (18,572)           (8,963)               -           (16,566)
     Payments on termination                                (225,697)          (66,211)         (44,175)         (417,261)
     Contract maintenance charges                             (3,391)             (738)            (414)           (4,928)
     Transfers among the sub-accounts
       and with the Fixed Account - net                      353,186           355,353          (10,917)          560,699
                                                       --------------    --------------   --------------    --------------

     Change in net assets resulting
       from capital transactions                           4,176,819         1,011,083          522,638         8,704,624
                                                       --------------    --------------   --------------    --------------

     INCREASE (DECREASE) IN NET ASSETS                     4,638,545         1,220,405          549,799         9,282,651

     NET ASSETS AT BEGINNING OF PERIOD                     6,602,044         1,963,126          968,052         7,150,077
                                                       --------------    --------------   --------------    --------------

     NET ASSETS AT END OF PERIOD                       $  11,240,589     $   3,183,531    $   1,517,851     $  16,432,728
                                                       ==============    ==============   ==============    ==============






See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

Notes to Financial Statements
(unaudited)

1.  Organization

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      These financial statements and notes as of September 30, 1999 and for the nine-month period ended September 30, 1999 are unaudited. The financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and changes in net assets for the interim period. These financial statements and notes should be read in conjunction with the Allstate Life of New York Separate Account A financial statements and notes for the period ended December 31, 1998 included in the Registration Statement on Form N-4 for the Account. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.



2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE
(Units in whole amounts)





                                                                                        Accumulation
                                                                 Units Outstanding      Unit Value
                                                                September 30, 1999    September 30, 1999
                                                                -------------------   ------------------
Investments in the AIM Variable Insurance Funds, Inc.
       Capital Appreciation                                             398,502           15.78
       Diversified Income                                               214,435           11.64
       Global Utilities                                                  55,220           16.29
       Government Securities                                            169,001           11.23
       Growth                                                           345,008           20.69
       Growth and Income                                                572,044           19.65
       International Equity                                             205,370           15.50
       Money Market                                                     133,426           11.38
       Value                                                            853,397           19.26













     See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 1999
(UNAUDITED)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION


                                                      SEPTEMBER 30, DECEMBER 31,
                                                         1999           1998
                                                      ------------- ------------
($ in thousands, except par value data)                (UNAUDITED)

ASSETS
Investments
   Fixed income securities, at fair value
      (amortized cost $1,787,423 and $1,648,972) ....   $1,899,766   $1,966,067
   Mortgage loans ...................................      163,144      145,095
   Short-term .......................................       27,766       76,127
   Policy loans .....................................       30,561       29,620
                                                        ----------   ----------
         Total investments ..........................    2,121,237    2,216,909

Deferred acquisition costs ..........................       99,180       87,830
Accrued investment income ...........................       22,655       22,685
Reinsurance recoverables ............................        2,093        2,210
Receivable from affiliates, net .....................        5,530           --
Cash ................................................        1,140        3,117
Other assets ........................................        7,152        9,887
Separate Accounts ...................................      389,675      366,247
                                                        ----------   ----------
         TOTAL ASSETS ...............................   $2,648,662   $2,708,885
                                                        ==========   ==========

LIABILITIES
Reserve for life-contingent contract benefits .......   $1,129,003   $1,208,104
Contractholder funds ................................      769,248      703,264
Current income taxes payable ........................       20,158       14,029
Deferred income taxes ...............................        5,150       25,449
Other liabilities and accrued expenses ..............       30,720       23,463
Payable to affiliates, net ..........................           --       38,835
Separate Accounts ...................................      389,675      366,247
                                                        ----------   ----------
         TOTAL LIABILITIES ..........................    2,343,954    2,379,391
                                                        ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 3)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 80,000 shares
      authorized, issued and outstanding ............        2,000        2,000
Additional capital paid-in ..........................       45,787       45,787
Retained income .....................................      216,914      198,801

Accumulated other comprehensive income:
    Unrealized net capital gains ....................       40,007       82,906
                                                        ----------   ----------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME       40,007       82,906
                                                        ----------   ----------
         TOTAL SHAREHOLDER'S EQUITY .................      304,708      329,494
                                                        ----------   ----------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY .   $2,648,662   $2,708,885
                                                        ==========   ==========

See notes to financial statements.


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS


                                                     THREE MONTHS ENDED        NINE MONTHS ENDED
                                                        SEPTEMBER 30,             SEPTEMBER 30,
                                                    ----------------------   ----------------------
($ in thousands)                                       1999         1998        1999         1998
                                                    -----------  ---------   ---------    ---------
                                                           (UNAUDITED)             (UNAUDITED)

REVENUES
Premiums and contract charges (net of reinsurance
    ceded of $909 and $903; $3,076 and $2,660) ..   $  26,442    $  28,166   $  77,027    $  87,838
Net investment income ...........................      37,771       33,758     109,778      100,018
Realized capital gains and losses ...............        (812)          53      (1,560)       4,157
                                                    ---------    ---------   ---------    ---------
                                                       63,401       61,977     185,245      192,013
                                                    ---------    ---------   ---------    ---------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries
   of $309 and $1,245; $1,091 and $1,748) .......      47,347       46,744     133,560      135,565
Amortization of deferred acquisition costs ......       2,352        1,562       7,178        5,767
Operating costs and expenses ....................       5,068        5,261      16,410       17,426
                                                    ---------    ---------   ---------    ---------
                                                       54,767       53,567     157,148      158,758
                                                    ---------    ---------   ---------    ---------

INCOME FROM OPERATIONS BEFORE
   INCOME TAX EXPENSE ...........................       8,634        8,410      28,097       33,255
Income tax expense ..............................       3,071        2,883       9,984       11,746
                                                    ---------    ---------   ---------    ---------

NET INCOME ......................................   $   5,563    $   5,527   $  18,113    $  21,509
                                                    =========    =========   =========    =========








See notes to financial statements.


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS


                                                             NINE MONTHS ENDED
                                                               SEPTEMBER 30,
                                                           ----------------------
($ in thousands)                                             1999          1998
                                                           ---------    ---------
                                                                  (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income .............................................   $  18,113    $  21,509
Adjustments to reconcile net income to net cash
    provided by operating activities:
       Amortization and other non-cash items ...........     (28,229)     (26,588)
       Realized capital gains and losses ...............       1,560       (4,157)
       Interest credited to contractholder funds .......      22,805       27,537
       Changes in:
           Reserve for life-contingent contract benefits
               and contractholder funds ................      34,045       41,875
           Deferred acquisition costs ..................      (9,169)      (8,605)
           Accrued investment income ...................          30        1,167
           Income taxes payable ........................       8,929        6,858
           Other operating assets and liabilities ......     (10,859)     (15,245)
                                                           ---------    ---------
               Net cash provided by operating activities      37,225       44,351
                                                           ---------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities .........     141,505       65,274
Investment collections
       Fixed income securities .........................      14,685       92,221
       Mortgage loans ..................................       6,264        4,888
Investments purchases
       Fixed income securities .........................    (291,312)    (248,209)
       Mortgage loans ..................................     (26,730)     (14,312)
Change in short-term investments, net ..................      50,722         (977)
Change in policy loans, net ............................        (941)      (1,159)
                                                           ---------    ---------
               Net cash used in investing activities ...    (105,807)    (102,274)
                                                           ---------    ---------

CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits ...........................     115,288      100,721
Contractholder fund withdrawals ........................     (48,683)     (43,191)
                                                           ---------    ---------
               Net cash provided by financing activities      66,605       57,530
                                                           ---------    ---------

NET INCREASE (DECREASE) IN CASH ........................      (1,977)        (393)
CASH AT THE BEGINNING OF PERIOD ........................       3,117          393
                                                           ---------    ---------
CASH AT END OF PERIOD ..................................   $   1,140    $      --
                                                           =========    =========



See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.    BASIS OF PRESENTATION

      The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

      The financial statements and notes as of September 30, 1999 and for the three month and nine month periods ended September 30, 1999 and 1998 are unaudited. The financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. These financial statements and notes should be read in conjunction with the financial statements and notes thereto included in the Allstate Life Insurance Company of New York Annual Report on Form 10-K for 1998. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

      Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The adoption of this statement had an immaterial impact to the Company's results of operations and financial position.

      In July 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", which replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay was effected through the issuance of SFAS No. 137, which extends the effective date of the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. As such, the Company plans to adopt the provisions of SFAS No. 133 as of January 1, 2001. Based on existing interpretations of the requirements of SFAS No. 133, the impact of adoption is not expected to be material to the results of operations or financial position of the Company.

      To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


2.    COMPREHENSIVE INCOME

      The components of other comprehensive income on a pretax and after-tax basis are as follows:


                                                                      THREE MONTHS ENDED SEPTEMBER 30,
                                             --------------------------------------------------------------------------------
       ($ in thousands)                                          1999                                      1998
                                             ----------------------------------------    ------------------------------------

                                                                           AFTER-                                  AFTER-
                                                 PRETAX        TAX          TAX            PRETAX       TAX          TAX
                                                 ------        ---          ---            ------       ---          ---

       Unrealized capital gains and losses:
       Unrealized holding (losses)gains
          arising during the period             $ (44,903)   $ 15,716     $ (29,187)      $  86,267   $(30,193)     $ 56,074
       Adjustments to  unrealized
          capital gains and losses
          arising  during the period:
             Deferred acquisition costs               185          (65)         120          (2,956)     1,034        (1,922)
             Reserves for life insurance
                 policy benefits                   28,992      (10,147)      18,845         (48,180)    16,863       (31,317)
                                                ---------    ---------    ---------        --------   --------      --------
               Net unrealized holding
                 (losses) gains arising
                 during the period                (15,726)       5,504      (10,222)         35,131    (12,296)       22,835

       Less:  reclassification
           adjustment for realized
           net capital (losses) gains
           included in net income                    (837)         293         (544)             47        (16)           31
                                                ---------     ---------    --------       ---------    --------     --------
       Other comprehensive
           (loss) income                        $ (14,889)    $   5,211      (9,678)      $  35,084    $(12,280)      22,804
                                                =========     =========                   =========    ========

        Net income                                                            5,563                                    5,527
                                                                           --------                                  -------
       Comprehensive
           (loss) income                                                   $ (4,115)                                 $ 28,331
                                                                           ========                                  ========


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)



2.    COMPREHENSIVE INCOME (CONTINUED)


                                                                      NINE MONTHS ENDED SEPTEMBER 30,
                                             --------------------------------------------------------------------------------
       ($ in thousands)                                          1999                                      1998
                                             ----------------------------------------    ------------------------------------

                                                                           AFTER-                                  AFTER-
                                                 PRETAX        TAX          TAX            PRETAX       TAX          TAX
                                                 ------        ---          ---            ------       ---          ---

       Unrealized capital gains and losses:
       Unrealized holding (losses)gains
          arising during the period             $(206,351)   $  72,223     $(134,128)      $ 130,276   $(45,596)     $ 84,680
       Adjustments to  unrealized
          capital gains and losses
          arising  during the period:
             Deferred acquisition costs             2,182         (764)       1,418          (3,066)     1,072        (1,994)
             Reserves for life insurance
                 policy benefits                  136,572      (47,800)      88,772         (73,283)    25,649       (47,634)
                                                ---------    ---------    ---------        --------   --------      --------
               Net unrealized holding
                 (losses) gains arising
                 during the period                (67,597)      23,659      (43,938)         53,927    (18,875)       35,052

       Less:  reclassification
           adjustment for realized
           net capital (losses) gains
           included in net income                  (1,599)         560       (1,039)          4,215      (1,475)       2,740
                                                ---------     ---------    --------       ---------    --------     --------
       Other comprehensive
           (loss) income                        $ (65,998)    $  23,099     (42,899)      $  49,712    $(17,400)      32,312
                                                =========     =========                   =========    ========

        Net income                                                           18,113                                   21,509
                                                                           --------                                 --------
       Comprehensive
           (loss) income                                                   $(24,786)                                $ 53,821
                                                                           ========                                 ========


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


3.    COMMITMENTS AND CONTINGENT LIABILITIES

      REGULATION AND LEGAL PROCEEDINGS

      The Company is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

      Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                     PART C

Part C is hereby amended to include the following exhibits:

ITEM 24. (b)  EXHIBITS

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York.

(10)(a)       Independent Auditors' Consent

(10)(b)       Consent of Fredman, Levy, Kroll & Simonds

(13)          Schedule of Computation of Performance Quotations

(99)(d)       Power of Attorney for Vincent A. Fusco


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                        Director and President
Michael J. Velotta                          Director, Vice President, Secretary and General Counsel
Marcia D. Alazraki                          Director
Marla G. Friedman                           Director and Vice President
Vincent A. Fusco                            Director and Chief Operations Officer
Cleveland Johnson, Jr.                      Director
Kenneth R. O'Brien                          Director
John R. Raben, Jr.                          Director
Sally A. Slacke                             Director
Kevin R. Slawin                             Director and Vice President
Patricia W. Wilson                          Director and Assistant Vice President
Karen C. Gardner                            Vice President
Samuel H. Pilch                             Controller
Casey J. Sylla                              Chief Investment Officer
James P. Zils                               Treasurer
Sharmaine M. Miller                         Chief Administrative Officer
Richard L. Baker                            Assistant Vice President
D. Steven Boger                             Assistant Vice President
Patricia A. Coffey                          Assistant Vice President
Adrian B. Corbiere                          Assistant Vice President
Dorothy E. Even                             Assistant Vice President
John M. Goense                              Assistant Vice President
Judith P. Greffin                           Assistant Vice President
Keith A. Hauschildt                         Assistant Vice President
Ronald Johnson                              Assistant Vice President
Charles D. Mires                            Assistant Vice President
Barry S. Paul                               Assistant Vice President
C. Nelson Strom                             Assistant Vice President and Corporate Actuary
Timothy N. Vander Pas                       Assistant Vice President
David A. Walsh                              Assistant Vice President
Joanne M. Derrig                            Assistant Secretary and Assistant General Counsel
Emma M. Kalaidjian                          Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Mary J. McGinn                              Assistant Secretary
Ralph A. Bergholtz                          Assistant Treasurer
Mark A. Bishop                              Assistant Treasurer
Robert B. Bodett                            Assistant Treasurer
Barbara S. Brown                            Assistant Treasurer
Rhonda Hoops                                Assistant Treasurer
Peter S. Horos                              Assistant Treasurer
Thomas C. Jensen                            Assistant Treasurer
Kathleen A. Knudson                         Assistant Treasurer
David L. Kocourek                           Assistant Treasurer
Daniel C. Leimbach                          Assistant Treasurer
Beth K. Marder                              Assistant Treasurer
Jeffrey A. Mazer                            Assistant Treasurer
Ronald A. Mendel                            Assistant Treasurer
Stephen J. Stone                            Assistant Treasurer
R. Steven Taylor                            Assistant Treasurer
Louise J. Walton                            Assistant Treasurer
Jerry D. Zinkula                            Assistant Treasurer

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

27.  NUMBER OF CONTRACT OWNERS

AIM Lifetime Plus:

As of January 31, 2000, there were 885 nonqualified contracts and 479 qualified contracts.

AIM Lifetime Plus II Variable Annuity:

As of January 31, 2000, there were 0 nonqualified contracts and 1 qualified contract.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 14th day of February, 2000.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)

(SEAL)

                      By: /s/Michael J. Velotta
                          -----------------------
                            Michael J. Velotta
                          Vice President, Secretary and
                            General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 14th day of February, 2000.



*/THOMAS J. WILSON, II              President and Director
   Thomas J. Wilson, II             (Principal Executive Officer)

**/VINCENT A. FUSCO                 Director and Chief Operations Officer
   Vincent A. Fusco

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General
   Michael J. Velotta               Counsel and Director

*/KEVIN R. SLAWIN                   Vice President and Director
   Kevin R. Slawin                  (Principal Financial Officer)

*/SAMUEL H. PILCH                   Controller
Samuel H. Pilch                     (Principal Accounting Officer)

*/MARCIA D. ALAZRAKI                Director
   Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.            Director
   Cleveland Johnson, Jr.

*/JOHN R. RABEN, JR.                Director
   John R. Raben, Jr.

*/SALLY A. SLACKE                   Director
   Sally A. Slacke


*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed. **/ By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.

                                  EXHIBIT INDEX

Exhibit           Description

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel

(10)(a)           Independent Auditors' Consent

(10)(b)           Consent of Freedman, Levy, Kroll & Simonds

(13)(a) Schedule of Computation of Performance Quotations for AIM Lifetime Plus(SM) II Variable Annuity

    (b) Schedule of Computation of Performance Quotations for AIM Lifetime Plus(SM) Variable Annuity

(99)(d)           Power of Attorney for Vincent A. Fusco